Schedule of Warrants to Purchase Shares of Common Stock (Details) - Titan Pharmaceuticals Inc [Member] shares in Thousands	12 Months Ended
Dec. 31, 2024 $ / shares shares
Class of Warrant or Right [Line Items]
Warrant Outstanding	432
Class Of Warrant Or Right Issued One [Member]
Class of Warrant or Right [Line Items]
Date Issued	Aug. 09, 2019
Expiration Date	Feb. 09, 2025
Warrant Exercise Price | $ / shares	$ 642.00
Warrant Outstanding	5
Class Of Warrant Or Right Issued Two [Member]
Class of Warrant or Right [Line Items]
Date Issued	Jan. 09, 2020
Expiration Date	Jul. 09, 2025
Warrant Exercise Price | $ / shares	$ 150.00
Warrant Outstanding	10
Class Of Warrant Or Right Issued Three [Member]
Class of Warrant or Right [Line Items]
Date Issued	Oct. 30, 2020
Expiration Date	Dec. 01, 2025
Warrant Exercise Price | $ / shares	$ 60.00
Warrant Outstanding	82
Class Of Warrant Or Right Issued Four [Member]
Class of Warrant or Right [Line Items]
Date Issued	Jan. 20, 2021
Expiration Date	Jul. 20, 2026
Warrant Exercise Price | $ / shares	$ 71.00
Warrant Outstanding	102
Class of Warrant or Right Issued Five [Member]
Class of Warrant or Right [Line Items]
Date Issued	Feb. 04, 2022
Expiration Date	Aug. 04, 2027
Warrant Exercise Price | $ / shares	$ 22.80
Warrant Outstanding	233